Restatement of Previously Issued Consolidated Financial Statements - Consolidated statement of cash flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss	$ (65,101)	$ (18,367)	$ (54,032)	$ (103,319)
Adjustments to reconcile net loss to net cash used in operating activities
Loss on remeasurement of private warrant liability			(2,427)
Stock-based compensation	16,835	672	11,296	35,972
Other			7	236
Other	(225)
Change in operating assets and liabilities, net of acquisitions and divestitures
Accounts receivable	(846)	559	203	(1,840)
Prepaid expenses and other current assets	441	281	(2,587)	603
Accounts payable	(8,090)	1,414	4,092	2,361
Accrued expenses and other current liabilities	2,625	1,651	(15,946)	7,704
Deferred revenue	(1,362)	136	2,206	(803)
Other	(496)	158	2,419	(975)
Net cash used in operating activities	(22,935)	(9,638)	(48,669)	(29,335)
Net cash used in investing activities	(23,714)	(974)	(10,671)	(5,208)
Net cash provided by financing activities	72,579	6,254	259,614	34,486
Change in cash, cash equivalents, and restricted cash	25,930	(4,358)	200,274	(57)
Cash, cash equivalents, and restricted cash, beginning of period	207,453	7,179	7,179	7,236
Cash, cash equivalents, and restricted cash end of period	233,383	2,821	207,453	7,179
As Filed
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss			(51,609)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation			11,409
Other		167
Other			(200)
Change in operating assets and liabilities, net of acquisitions and divestitures
Accounts receivable			16
Prepaid expenses and other current assets			(2,398)
Accounts payable			3,793
Accrued expenses and other current liabilities			(15,860)
Deferred revenue			1,868
Other			(1,788)
Net cash used in operating activities			(48,669)
Net cash used in investing activities			(10,671)
Net cash provided by financing activities			259,614
Change in cash, cash equivalents, and restricted cash			200,274
Cash, cash equivalents, and restricted cash, beginning of period	$ 207,453	$ 7,179	7,179
Cash, cash equivalents, and restricted cash end of period			207,453	$ 7,179
Restatement Adjustments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss			(2,423)
Adjustments to reconcile net loss to net cash used in operating activities
Loss on remeasurement of private warrant liability			(2,427)
Stock-based compensation			(113)
Other			207
Change in operating assets and liabilities, net of acquisitions and divestitures
Accounts receivable			187
Prepaid expenses and other current assets			(189)
Accounts payable			299
Accrued expenses and other current liabilities			(86)
Deferred revenue			338
Other			$ 4,207